Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock		Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2018	$ 3	[1]	$ (768)	$ 91,614	$ (168,130)	$ (77,281)
Balance, shares at Dec. 31, 2018	34,129,376	[1]	(90,302)
Exercise of stock options		[1]		20		$ 20
Exercise of stock options, shares	11,533	[1]				9,509
Stock-based compensation		[1]		1,079		$ 1,079
Accretion of stock issuance costs and dividends on Series H, I and J contingently redeemable preferred stock		[1]		(5,514)		(5,514)
Net loss		[1]			(18,242)	(18,242)
Balance at Dec. 31, 2019	$ 3	[1]	$ (768)	87,199	(186,372)	(99,938)
Balance, shares at Dec. 31, 2019	34,140,909	[1]	(90,302)
Stock-based compensation				99		99
Accretion of stock issuance costs and dividends on Series H, I and J contingently redeemable preferred stock				(1,495)		(1,495)
Redemption of Series H preferred stock through issuance of common stock
Net loss					(7,217)	(7,217)
Balance at Mar. 31, 2020	$ 3		$ (768)	85,803	(193,589)	145,329
Balance, shares at Mar. 31, 2020	34,140,909		(90,302)
Balance at Dec. 31, 2019	$ 3	[1]	$ (768)	87,199	(186,372)	(99,938)
Balance, shares at Dec. 31, 2019	34,140,909	[1]	(90,302)
Stock-based compensation		[1]		13,681		13,681
Accretion of stock issuance costs and dividends on Series H, I and J contingently redeemable preferred stock		[1]		(96,974)		(96,974)
Exercise of stock options, net of withholding taxes		[1]		(11,883)		(11,883)
Exercise of stock options, net of withholding taxes, shares	2,643,694	[1]
Exercise of warrants		[1]		98		98
Exercise of warrants, shares	1,210,247	[1]
Redemption of Series H preferred stock through issuance of common stock	$ 1	[1]		106,642		106,643
Redemption of Series H preferred stock through issuance of common stock, shares	10,600,347	[1]
Retirement of treasury stock		[1]	$ 768	(768)
Retirement of treasury stock, shares	(90,302)	[1]	90,302
Contingent shares issuance liabilities associated with the Merger and Recapitalization		[1]		(16,687)		(16,687)
Merger and Recapitalization, net of transaction costs	$ 4	[1]		209,969		209,973
Merger and Recapitalization, net of transaction costs, shares	26,393,485	[1]
Net loss		[1]			(49,847)	(49,847)
Balance at Dec. 31, 2020	$ 8	[1]		291,277	(236,219)	55,066
Balance, shares at Dec. 31, 2020	74,898,380	[1]
Stock-based compensation				10,086		10,086
Common stock issued as consideration for business acquisition (Access Physicians)	$ 1			92,771		92,772
Common stock issued as consideration for business acquisition (Access Physicians) (in Shares)	13,753,387
Net loss					(12,595)	(12,595)
Balance at Mar. 31, 2021	$ 9			$ 394,134	$ (248,814)	$ 145,329
Balance, shares at Mar. 31, 2021	88,651,767

[1]	As part of the Merger Transaction (as disclosed in Note 17), all per share information has been retroactively adjusted using an exchange ratio of 0.4047 per share.